UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 5/31

Date of reporting period: 2/28/17

Item 1. Schedule of Investments.

BFS Equity Fund

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.66%
Aerospace & Defense — 6.02%
Raytheon Co.	5,500	$847,825
United Technologies Corp.	6,500	731,575

		1,579,400

Banks — 3.15%
U.S. Bancorp	15,000	825,000

Beverages — 1.89%
PepsiCo, Inc.	4,500	496,710

Chemicals — 1.42%
Ecolab, Inc.	3,000	371,910

Consumer Finance — 3.05%
American Express Co.	10,000	800,600

Diversified Financial Services — 3.46%
JPMorgan Chase & Co.	10,000	906,200

Electronic Equipment, Instruments & Components — 2.37%
Amphenol Corp.—Class A	9,000	622,890

Energy Equipment & Services — 2.76%
Schlumberger Ltd.	9,000	723,240

Food Products — 1.67%
Mondelez International, Inc.—Class A	10,000	439,200

Health Care Equipment & Supplies — 2.58%
Abbott Laboratories	15,000	676,200

Hotels, Restaurants & Leisure — 1.95%
Starbucks Corp.	9,000	511,830

Industrial Conglomerates — 5.78%
Danaher Corp.	9,000	769,950
General Electric Co.	25,000	745,250

		1,515,200

Insurance — 3.69%
Chubb Ltd.	7,000	967,190

Internet & Catalog Retail — 3.54%
Amazon.com, Inc. *	1,100	929,544

Internet Software & Services — 7.48%
Alphabet, Inc.—Class A *	1,200	1,013,916
Facebook, Inc.—Class A *	7,000	948,780

		1,962,696

IT Services — 3.13%
Automatic Data Processing, Inc.	8,000	820,960

Life Sciences Tools & Services — 5.67%
Quintiles IMS Holdings, Inc. *	8,000	619,120
Thermo Fisher Scientific, Inc.	5,500	867,240

		1,486,360

Machinery — 6.19%
Caterpillar, Inc.	4,500	434,970
Deere & Co.	4,000	437,960
Fortive Corp.	13,000	749,450

		1,622,380

Media — 3.36%
Walt Disney Co./The	8,000	880,720

Oil, Gas & Consumable Fuels — 5.19%
Cabot Oil & Gas Corp.	25,000	547,500
Exxon Mobil Corp.	10,000	813,200

		1,360,700

See accompanying notes which are an integral part of this schedule of investments.

Pharmaceuticals — 4.30%
Johnson & Johnson	4,000	488,840
Zoetis, Inc.	12,000	639,720

		1,128,560

Professional Services — 2.88%
Nielsen Holdings PLC	17,000	754,120

Software — 6.31%
Adobe Systems, Inc. *	7,500	887,550
Microsoft Corp.	12,000	767,760

		1,655,310

Specialty Retail — 2.76%
Home Depot, Inc./The	5,000	724,550

Technology Hardware, Storage & Peripherals — 3.92%
Apple, Inc.	7,500	1,027,425

Textiles, Apparel & Luxury Goods — 4.14%
NIKE, Inc.	10,000	571,600
Under Armour, Inc.—Class A *	25,000	515,500

		1,087,100

Total Common Stocks (Cost $21,253,901)		25,875,995

Money Market Funds — 2.72%
Fidelity Investments Government Money Market Portfolio – Institutional Class, 0.49% (a)	713,478	713,478

Total Money Market Funds (Cost $713,478)		713,478

Total Investments – 101.38% (Cost $21,967,379)		26,589,473

Liabilities in Excess of Other Assets – (1.38)%		(362,693)

TOTAL NET ASSETS – 100.00%		$26,226,780

(a)	Rate disclosed is the seven day effective yield as of February 28, 2017.
*	Non-income producing security.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 28, 2017, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Tax Cost of Securities	$21,985,910

Gross Unrealized Appreciation	$5,019,497
Gross Unrealized Depreciation	(415,934)

Net Unrealized Appreciation	$4,603,563

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

BFS Equity Fund

Notes to the Schedule of Investments

February 28, 2017

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance provided by Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Fund has chosen specific identification as its tax lot relief method for all securities transactions and recognition of gains (losses). Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date, except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

BFS Equity Fund

Notes to the Schedule of Investments—continued

February 28, 2017

(Unaudited)

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$25,875,995	$—	$—	$25,875,995
Money Market Funds	713,478	—	—	713,478
Total	$26,589,473	$—	$—	$26,589,473

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

BFS Equity Fund

Notes to the Schedule of Investments—continued

February 28, 2017

(Unaudited)

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of February 28, 2017 based on input levels assigned at May 31, 2016.

Cloud Capital Strategic All Cap Fund

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 76.04%
Consumer Discretionary — 8.17%
Aaron’s, Inc.	245	$6,687
Abercrombie & Fitch Co., Class A	281	3,361
Adient PLC *	18	1,193
Advance Auto Parts, Inc.	24	3,829
Amazon.com, Inc. *	5	4,580
AMC Networks, Inc., Class A *	112	6,700
American Eagle Outfitters, Inc.	332	5,255
American Public Education, Inc. *	56	1,353
Ascena Retail Group, Inc. *	681	3,132
Ascent Capital Group, Inc., Class A *	62	1,002
AutoNation, Inc. *	80	3,666
AutoZone, Inc. *	5	3,595
Bed Bath & Beyond, Inc.	86	3,461
Best Buy Co., Inc.	102	4,490
Big Lots, Inc.	112	5,752
BorgWarner, Inc.	114	4,801
Bridgepoint Education, Inc. *	133	1,240
Brinker International, Inc.	116	4,907
Brunswick Corp.	135	8,065
Buffalo Wild Wings, Inc. *	39	5,977
Cabela’s, Inc., Class A *	124	5,796
Cable One, Inc.	12	7,245
CalAtlantic Group, Inc.	168	5,951
Career Education Corp. *	130	1,083
CarMax, Inc. *	66	4,260
Carnival Corp.	83	4,633
Carter’s, Inc.	62	5,441
CBS Corp., Class B	75	4,929
CEB, Inc.	156	12,078
Cheesecake Factory, Inc./The	120	7,309
Chico’s FAS, Inc.	525	7,608
Chipotle Mexican Grill, Inc. *	10	4,156
Churchill Downs, Inc.	41	6,232
Cinemark Holdings, Inc.	167	7,010
Coach, Inc.	100	3,802
Comcast Corp., Class A	122	4,562
Cracker Barrel Old Country Store, Inc.	39	6,351
CST Brands, Inc.	131	6,290
D.R. Horton, Inc.	121	3,870
Dana, Inc.	438	8,281
Darden Restaurants, Inc.	64	4,790
Deckers Outdoor Corp. *	91	4,821
Delphi Automotive PLC	59	4,495
Delta Apparel, Inc. *	63	1,101
DeVry Education Group, Inc. *	254	8,177
Dick’s Sporting Goods, Inc.	106	5,195
Discovery Communications, Inc., Class A *	147	4,236
Discovery Communications, Inc., Class C *	152	4,279
Dollar General Corp.	43	3,170
Dollar Tree, Inc. *	41	3,158
Domino’s Pizza, Inc.	41	7,747
Dunkin’ Brands Group, Inc.	128	7,068
Expedia, Inc.	35	4,121

See accompanying notes which are an integral part of this schedule of investments.

Foot Locker, Inc.	58	4,392
Ford Motor Co.	331	4,147
Fossil Group, Inc. *	194	3,662
GameStop Corp., Class A	201	4,918
Gap, Inc./The	147	3,655
Garmin Ltd.	74	3,836
General Motors Co.	126	4,644
Gentex Corp.	350	7,354
Genuine Parts Co.	38	3,629
Goodyear Tire & Rubber Co./The	134	4,696
Graham Holdings Co.	12	6,368
Gray Television, Inc. *	129	1,752
Guess?, Inc.	418	5,309
H&R Block, Inc.	164	3,375
Hanesbrands, Inc.	142	2,841
Harley-Davidson, Inc.	73	4,139
Harman International Industries, Inc.	46	5,186
Hasbro, Inc.	48	4,660
Helen of Troy Ltd. *	67	6,567
Home Depot, Inc./The	30	4,291
HSN, Inc.	145	5,462
International Speedway Corp., Class A	179	6,624
Interpublic Group of Cos., Inc.	171	4,131
J.C. Penney Co., Inc. *	600	3,802
Jack in the Box, Inc.	63	5,872
John Wiley & Sons, Inc., Class A	105	5,506
K12, Inc. *	91	1,622
Kate Spade & Co. *	308	7,346
KB Home	384	6,817
Kohl’s Corp.	111	4,728
L Brands, Inc.	52	2,745
Leggett & Platt, Inc.	76	3,740
Lennar Corp., Class A	82	4,005
Live Nation Entertainment, Inc. *	227	6,443
LKQ Corp. *	109	3,452
Lowe’s Cos., Inc.	51	3,781
Macy’s, Inc.	99	3,281
Marriott International, Inc., Class A	94	8,188
Mattel, Inc.	120	3,085
McDonald’s Corp.	35	4,492
MDC Partners, Inc., Class A *	254	2,221
Meredith Corp.	114	7,170
Michael Kors Holdings Ltd. *	76	2,791
Mohawk Industries, Inc. *	18	4,110
Murphy USA, Inc.	85	5,385
Netflix, Inc. *	41	5,825
New York Times Co./The, Class A	467	6,722
Newell Brands, Inc.	74	3,627
News Corp., Class A	286	3,661
News Corp., Class B	278	3,665
NIKE, Inc., Class B	67	3,843
Nordstrom, Inc.	76	3,528
NVR, Inc. *	4	7,025
Office Depot, Inc.	1,741	7,258
Omnicom Group, Inc.	47	4,017
O’Reilly Automotive, Inc. *	14	3,813
Panera Bread Co., Class A *	28	6,506
Polaris Industries, Inc.	68	5,784
Pool Corp.	61	7,020
Priceline Group, Inc./The *	3	5,690
PulteGroup, Inc.	182	4,012

See accompanying notes which are an integral part of this schedule of investments.

PVH Corp.	36	3,287
Ralph Lauren Corp.	36	2,865
RH *	167	5,090
Ross Stores, Inc.	61	4,176
Royal Caribbean Cruises Ltd.	55	5,297
Scripps Networks Interactive, Inc., Class A	61	4,949
Service Corp. International	231	7,109
Signet Jewelers Ltd.	42	2,664
Skechers U.S.A., Inc., Class A *	254	6,531
Sotheby’s *	150	6,759
Staples, Inc.	463	4,165
Starbucks Corp.	71	4,032
Target Corp.	57	3,336
TEGNA, Inc.	186	4,760
Tempur Sealy International, Inc. *	77	3,576
Texas Roadhouse, Inc.	138	5,817
Thor Industries, Inc.	79	8,771
Tiffany & Co.	57	5,224
Time Warner, Inc.	49	4,829
Time, Inc.	450	7,889
TJX Cos., Inc./The	50	3,915
Toll Brothers, Inc. *	196	6,682
Tractor Supply Co.	46	3,296
TRI Pointe Group, Inc. *	450	5,370
TripAdvisor, Inc. *	62	2,573
Tupperware Brands Corp.	95	5,745
Twenty-First Century Fox, Inc., Class A	158	4,728
Twenty-First Century Fox, Inc., Class B	154	4,523
Ulta Salon Cosmetics & Fragrance, Inc. *	15	4,039
Under Armour, Inc., Class A *	90	1,855
Under Armour, Inc., Class C *	100	1,859
Urban Outfitters, Inc. *	105	2,746
VF Corp.	61	3,187
Viacom, Inc., Class B	95	4,145
Vista Outdoor, Inc. *	152	3,077
Walt Disney Co./The	42	4,571
Wendy’s Co./The	632	8,808
Whirlpool Corp.	22	3,916
Williams-Sonoma, Inc.	114	5,563
Wyndham Worldwide Corp.	57	4,713
Wynn Resorts Ltd.	42	3,994
Yum China Holdings, Inc. *	44	1,170
Yum! Brands, Inc.	45	2,931

		745,039

Consumer Staples — 6.36%
Altria Group, Inc.	121	9,086
Archer-Daniels-Midland Co.	184	8,649
Avon Products, Inc. *	2,810	12,364
Boston Beer Co., Inc./The, Class A *	85	13,425
Brown-Forman Corp., Class B	159	7,735
Campbell Soup Co.	132	7,813
Casey’s General Stores, Inc.	121	13,858
Church & Dwight Co., Inc.	161	8,004
Clorox Co./The	62	8,491
Coca-Cola Co./The	185	7,783
Colgate-Palmolive Co.	108	7,866
ConAgra Foods, Inc.	177	7,288
Constellation Brands, Inc., Class A	49	7,745
Costco Wholesale Corp.	48	8,432
CVS Health Corp.	83	6,654
Dean Foods Co.	942	17,187

See accompanying notes which are an integral part of this schedule of investments.

Dr. Pepper Snapple Group, Inc.	85	7,931
Edgewell Personal Care Co.	209	15,434
Energizer Holdings, Inc.	328	18,003
Estee Lauder Cos., Inc./The, Class A	87	7,176
Flowers Foods, Inc.	1,078	20,769
General Mills, Inc.	114	6,867
Hain Celestial Group, Inc./The *	429	15,187
Hershey Co./The	71	7,718
Hormel Foods Corp.	203	7,143
Ingredion, Inc.	118	14,214
JM Smucker Co./The	57	8,131
Kellogg Co.	98	7,249
Kimberly-Clark Corp.	63	8,309
Kraft Heinz Co./The	89	8,179
Kroger Co.	246	7,829
Lamb Weston Holdings, Inc.	57	2,239
Lancaster Colony Corp.	120	15,778
McCormick & Co., Inc.	79	7,739
Mead Johnson Nutrition Co.	94	8,213
Molson Coors Brewing Co., Class B	79	7,972
Mondelez International, Inc., Class A	186	8,158
Monster Beverage Corp. *	150	6,227
Natural Health Trends Corp.	46	1,290
PepsiCo, Inc.	75	8,283
Philip Morris International, Inc.	81	8,809
Post Holdings, Inc. *	186	15,231
Procter & Gamble Co./The	92	8,407
Reynolds American, Inc.	159	9,804
Seneca Foods Corp., Class A *	33	1,223
Snyder’s-Lance, Inc.	448	17,732
SpartanNash Co.	34	1,183
Sprouts Farmers Market, Inc. *	699	12,899
SUPERVALU, Inc. *	2,933	11,087
Sysco Corp.	150	7,908
Tootsie Roll Industries, Inc.	425	16,656
TreeHouse Foods, Inc. *	162	13,752
Tyson Foods, Inc., Class A	106	6,635
United Natural Foods, Inc. *	335	14,402
Walgreens Boots Alliance, Inc.	97	8,422
Wal-Mart Stores, Inc.	110	7,822
WestRock Co.	290	15,562
WhiteWave Foods Co./The *	290	16,000
Whole Foods Market, Inc.	269	8,243

		580,195

Energy — 6.69%
Anadarko Petroleum Corp.	144	9,328
Apache Corp.	155	8,161
Baker Hughes, Inc.	158	9,513
Cabot Oil & Gas Corp.	311	6,800
Chesapeake Energy Corp. *	1,262	6,878
Chevron Corp.	82	9,235
Cimarex Energy Co.	61	7,718
Concho Resources, Inc. *	63	8,344
ConocoPhillips	192	9,114
Consol Energy, Inc. *	850	13,234
CVR Energy, Inc.	78	1,779
Dawson Geophysical Co. *	165	1,275
Denbury Resources, Inc. *	4,747	12,866
Devon Energy Corp.	180	7,824
Diamond Offshore Drilling, Inc. *	418	7,039
Dril-Quip, Inc. *	260	15,973

See accompanying notes which are an integral part of this schedule of investments.

Enbridge, Inc.	231	9,676
Energen Corp. *	272	14,255
Ensco PLC, Class A	1,854	18,055
EOG Resources, Inc.	90	8,733
EQT Corp.	112	6,729
Era Group, Inc. *	117	1,615
Exxon Mobil Corp.	97	7,909
Gener8 Maritime, Inc. *	292	1,423
Gulfport Energy Corp. *	554	9,602
Halliburton Co.	181	9,683
Helmerich & Payne, Inc.	137	9,382
Hess Corp.	143	7,353
HollyFrontier Corp.	584	17,091
Kinder Morgan, Inc.	368	7,849
Marathon Oil Corp.	500	8,005
Marathon Petroleum Corp.	202	10,013
Murphy Oil Corp.	287	8,112
Nabors Industries Ltd.	1,511	22,114
National Oilwell Varco, Inc.	232	9,369
Newfield Exploration Co. *	178	6,476
Noble Corp. PLC	2,550	17,034
Noble Energy, Inc.	231	8,395
Occidental Petroleum Corp.	108	7,082
Oceaneering International, Inc.	545	15,448
Oil States International, Inc. *	462	17,013
Patterson-UTI Energy, Inc.	744	20,543
Phillips 66	108	8,427
Pioneer Natural Resources Co.	46	8,594
QEP Resources, Inc. *	732	10,077
Range Resources Corp.	196	5,412
Rowan Cos. PLC, Class A *	1,171	21,222
Schlumberger Ltd.	101	8,136
SM Energy Co.	399	9,829
Southwestern Energy Co. *	582	4,368
Superior Energy Services, Inc. *	812	13,395
TechnipFMC PLC *	284	9,183
Tesoro Corp.	111	9,480
Tidewater, Inc. *	673	915
Transocean Ltd. *	785	10,851
Valero Energy Corp.	153	10,401
Weatherford International PLC *	260	1,471
Western Refining, Inc.	675	24,635
Westmoreland Coal Co. *	76	1,101
Willbros Group, Inc. *	563	1,690
Williams Cos., Inc./The	287	8,142
World Fuel Services Corp.	337	12,196
WPX Energy, Inc. *	1,248	16,102

		609,667

Financials — 7.11%
Affiliated Managers Group, Inc.	27	4,537
Aflac, Inc.	54	3,920
Alexander & Baldwin, Inc.	212	9,489
Alleghany Corp. *	8	4,849
Allstate Corp.	57	4,676
American Equity Investment Life Holding Co.	60	1,607
American Express Co.	60	4,771
American Financial Group, Inc.	56	5,281
American International Group, Inc.	65	4,177
Ameriprise Financial, Inc.	51	6,643
Aon PLC	36	4,120
Arrow Financial Corp.	33	1,148

See accompanying notes which are an integral part of this schedule of investments.

Arthur J Gallagher & Co.	82	4,649
Aspen Insurance Holdings Ltd.	91	5,073
Associated Banc-Corp.	204	5,249
Assurant, Inc.	45	4,474
BancorpSouth, Inc.	167	5,179
Bank of America Corp.	255	6,302
Bank of Hawaii Corp.	57	4,843
Bank of Marin Bancorp	20	1,361
Bank of New York Mellon Corp./The	96	4,541
Bank of the Ozarks, Inc.	132	7,212
BB&T Corp.	105	5,059
Berkshire Hathaway, Inc., Class B *	26	4,540
BlackRock, Inc.	11	4,134
BofI Holding, Inc. *	50	1,580
Brown & Brown, Inc.	109	4,685
Capital One Financial Corp.	56	5,290
Cathay General Bancorp	131	5,156
CBOE Holdings, Inc.	58	4,531
Charles Schwab Corp./The	128	5,191
Chubb Ltd.	31	4,257
Cincinnati Financial Corp.	52	3,806
Citigroup, Inc.	84	5,002
Citizens Financial Group, Inc.	164	6,113
CME Group, Inc.	38	4,650
CNB Financial Corp.	53	1,269
CNO Financial Group, Inc.	250	5,228
Comerica, Inc.	85	6,053
Commerce Bancshares, Inc.	91	5,391
Cullen/Frost Bankers, Inc.	57	5,249
Discover Financial Services	67	4,791
Donnelley Financial Solutions, Inc. *	75	1,741
E*TRADE Financial Corp. *	153	5,291
East West Bancorp, Inc.	116	6,252
Eaton Vance Corp.	100	4,681
Encore Capital Group, Inc. *	44	1,460
Endurance Specialty Holdings Ltd.	61	5,683
Enterprise Bancorp, Inc.	39	1,309
Everest Re Group Ltd.	21	4,996
F.N.B. Corp.	331	5,153
Federated Investors, Inc., Class B	130	3,526
Fifth Third Bancorp	198	5,424
First American Financial Corp.	91	3,560
First Community Bancshares, Inc.	43	1,167
First Horizon National Corp.	266	5,310
First NBC Bank Holding Co. *	138	614
First of Long Island Corp./The	47	1,298
Franklin Resources, Inc.	105	4,527
Fulton Financial Corp.	283	5,407
Genworth Financial, Inc., Class A *	950	3,884
Goldman Sachs Group, Inc./The	24	5,843
Green Bancorp, Inc. *	98	1,668
Greene County Bancorp, Inc.	55	1,214
Hancock Holding Co.	129	6,115
Hanover Insurance Group, Inc.	51	4,599
Hartford Financial Services Group, Inc./The	96	4,705
Hennessy Advisors, Inc.	37	987
Heritage Insurance Holdings, Inc.	83	1,230
Intercontinental Exchange, Inc.	68	3,894
International Bancshares Corp.	170	6,469
Invesco Ltd.	128	4,123
Janus Capital Group, Inc.	277	3,503

See accompanying notes which are an integral part of this schedule of investments.

Jones Lang LaSalle, Inc.	73	8,323
JPMorgan Chase & Co.	59	5,380
Kemper Corp.	108	4,592
KeyCorp	318	5,970
Ladenburg Thalmann Financial Services, Inc. *	506	1,123
Legg Mason, Inc.	114	4,290
Leucadia National Corp.	206	5,477
Lincoln National Corp.	85	5,973
Loews Corp.	93	4,390
M&T Bank Corp.	33	5,516
MarketAxess Holdings, Inc.	24	4,667
Marsh & McLennan Cos., Inc.	58	4,244
MB Financial, Inc.	102	4,589
Mercury General Corp.	77	4,493
MetLife, Inc.	98	5,160
Moody’s Corp.	37	4,176
Morgan Stanley	127	5,781
MSCI, Inc., Class A	45	4,222
Nasdaq, Inc.	55	3,931
Navient Corp.	347	5,342
New York Community Bancorp, Inc.	286	4,367
Northern Trust Corp.	57	5,015
Old Republic International Corp.	213	4,416
On Deck Capital, Inc. *	211	1,129
PacWest BanCorp	98	5,423
People’s United Financial, Inc.	249	4,782
PNC Financial Services Group, Inc.	46	5,887
Primerica, Inc.	88	7,106
Principal Financial Group, Inc.	83	5,216
PrivateBancorp, Inc.	87	4,937
Progressive Corp./The	121	4,731
Prosperity Bancshares, Inc.	75	5,577
Prudential Financial, Inc.	53	5,805
Raymond James Financial, Inc.	72	5,632
Regions Financial Corp.	400	6,115
Reinsurance Group of America, Inc.	39	5,008
RenaissanceRe Holdings Ltd.	34	4,987
Republic First Bancorp, Inc. *	256	2,051
S&P Global, Inc.	32	4,177
Santander Consumer USA Holdings, Inc. *	88	1,294
SEI Investments Co.	86	4,323
Signature Bank *	34	5,359
SLM Corp. *	686	8,231
Southern First Bancshares, Inc. *	38	1,279
State Street Corp.	56	4,493
Stifel Financial Corp. *	131	7,066
Summit Financial Group, Inc.	49	1,181
SunTrust Banks, Inc.	91	5,407
SVB Financial Group *	38	7,184
Synchrony Financial	143	5,195
Synovus Financial Corp.	124	5,235
T. Rowe Price Group, Inc.	57	4,025
TCF Financial Corp.	284	4,948
Torchmark Corp.	62	4,789
Travelers Cos., Inc./The	34	4,169
TrustCo Bank Corp. NY	163	1,358
Trustmark Corp.	146	4,838
U.S. Bancorp	90	4,963
Umpqua Holdings Corp.	252	4,738
United Insurance Holdings Corp.	89	1,498
Unum Group	113	5,533

See accompanying notes which are an integral part of this schedule of investments.

Valley National Bancorp	431	5,330
W.R. Berkley Corp.	70	4,989
Waddell & Reed Financial, Inc., Class A	224	4,318
Washington Federal, Inc.	154	5,224
Webster Financial Corp.	105	5,741
Wells Fargo & Co.	83	4,806
Willis Towers Watson PLC	32	4,107
WisdomTree Investments, Inc.	399	3,635
World Acceptance Corp. *	20	1,075
XL Group Ltd.	114	4,620
Zions BanCorp	133	5,960

		648,620

Health Care — 3.94%
Abbott Laboratories	121	5,466
AbbVie, Inc.	55	3,423
ABIOMED, Inc. *	39	4,593
Aetna, Inc.	30	3,882
Agilent Technologies, Inc.	76	3,885
Akorn, Inc. *	159	3,301
Alexion Pharmaceuticals, Inc. *	26	3,418
Align Technology, Inc. *	50	5,182
Allergan PLC *	14	3,518
Allscripts Healthcare Solutions, Inc. *	369	4,496
AmerisourceBergen Corp.	41	3,752
Amgen, Inc.	21	3,737
Anthem, Inc.	29	4,861
Baxter International, Inc.	76	3,852
Becton Dickinson and Co.	21	3,811
Biogen, Inc. *	12	3,329
Bio-Rad Laboratories, Inc., Class A *	32	6,146
Bio-Techne Corp.	45	4,790
Bioverativ, Inc. *	6	300
Boston Scientific Corp. *	149	3,648
Bristol-Myers Squibb Co.	61	3,464
C.R. Bard, Inc.	16	4,046
Cardinal Health, Inc.	45	3,647
Catalent, Inc. *	187	5,369
Celgene Corp.	32	3,965
Centene Corp. *	51	3,605
Cerner Corp. *	56	3,087
Charles River Laboratories International, Inc. *	57	4,981
Cigna Corp.	28	4,107
Community Health Systems, Inc. *	462	4,503
Cooper Cos., Inc./The	26	5,086
Danaher Corp.	44	3,800
DaVita HealthCare Partners, Inc. *	56	3,879
Dentsply Sirona, Inc.	60	3,808
Edwards LifeSciences Corp. *	31	2,886
Eli Lilly & Co.	46	3,770
Endo International PLC *	152	2,073
Envision Healthcare Corp. *	76	5,291
Express Scripts Holding Co. *	47	3,321
Gilead Sciences, Inc.	45	3,156
Halyard Health, Inc. *	129	5,027
HCA Holdings, Inc. *	48	4,173
Henry Schein, Inc. *	23	3,909
Hill-Rom Holdings, Inc.	83	5,534
Hologic, Inc.	90	3,637
Humana, Inc.	21	4,365
IDEXX Laboratories, Inc. *	43	6,213
Illumina, Inc. *	21	3,500

See accompanying notes which are an integral part of this schedule of investments.

Intuitive Surgical, Inc. *	5	3,858
Johnson & Johnson	30	3,725
Laboratory Corp. of America Holdings *	26	3,667
LifePoint Health, Inc. *	85	5,450
LivaNova PLC *	80	4,052
Mallinckrodt PLC *	43	2,278
McKesson Corp.	19	2,860
MEDNAX, Inc. *	74	5,243
Medtronic PLC	41	3,313
Merck & Co., Inc.	57	3,735
Mettler-Toledo International, Inc. *	12	5,512
Molina Healthcare, Inc. *	85	4,123
Mylan NV *	76	3,194
Owens & Minor, Inc.	146	5,264
PAREXEL International Corp. *	69	4,467
Patterson Cos., Inc.	78	3,530
PerkinElmer, Inc.	64	3,477
Perrigo Co. PLC	40	2,993
Pfizer, Inc.	105	3,594
Prestige Brands Holdings, Inc. *	99	5,600
Quest Diagnostics, Inc.	44	4,243
Regeneron Pharmaceuticals, Inc. *	9	3,275
ResMed, Inc.	79	5,671
STERIS PLC	70	4,878
Stryker Corp.	32	4,115
Teleflex, Inc.	27	5,113
Tenet Healthcare Corp.	339	6,550
Thermo Fisher Scientific, Inc.	23	3,654
United Therapeutics Corp. *	38	5,657
UnitedHealth Group, Inc.	26	4,295
Universal Health Services, Inc., Class B	30	3,747
Varex Imaging Corp. *	15	523
Varian Medical Systems, Inc. *	38	3,149
VCA, Inc. *	67	6,094
Vertex Pharmaceuticals, Inc. *	35	3,204
Waters Corp. *	22	3,351
WellCare Health Plans, Inc. *	42	5,919
West Pharmaceutical Services, Inc.	59	4,869
Zimmer Biomet Holdings, Inc.	28	3,246
Zoetis, Inc.	71	3,759

		358,839

Industrials — 11.34%
3M Co.	29	5,353
A.O. Smith Corp.	200	10,057
Acuity Brands, Inc.	18	3,872
AECOM *	291	10,578
Aerojet Rocketdyne Holdings, Inc. *	59	1,140
AGCO Corp.	192	11,699
Alaska Air Group, Inc.	75	7,369
Allegion PLC	70	5,083
American Airlines Group, Inc.	138	6,415
AMETEK, Inc.	101	5,464
Arconic, Inc.	403	11,604
B/E Aerospace, Inc.	196	12,465
Boeing Co./The	39	7,078
CAI International, Inc. *	129	1,999
Carlisle Cos., Inc.	90	9,341
Caterpillar, Inc.	61	5,903
Celadon Group, Inc.	165	1,329
CH Robinson Worldwide, Inc.	74	5,922
Cintas Corp.	46	5,451

See accompanying notes which are an integral part of this schedule of investments.

Clean Harbors, Inc. *	193	11,162
Copart, Inc. *	179	10,572
Crane Co.	147	10,630
CSX Corp.	180	8,762
Cummins, Inc.	41	6,118
Curtiss-Wright Corp.	105	10,300
Deere & Co.	57	6,263
Delta Air Lines, Inc.	139	6,954
Deluxe Corp.	140	10,336
Donaldson Co., Inc.	255	10,949
Dover Corp.	70	5,569
Dun & Bradstreet Corp./The	37	3,883
DXP Enterprises, Inc. *	49	1,725
Dycom Industries, Inc. *	102	8,390
Eaton Corp. PLC	75	5,366
EMCOR Group, Inc.	173	10,666
Emerson Electric Co.	97	5,823
Engility Holdings, Inc. *	33	1,020
Equifax, Inc.	39	5,056
Esterline Technologies Corp. *	122	10,818
Expeditors International of Washington, Inc.	100	5,652
Fastenal Co.	115	5,759
FedEx Corp.	30	5,775
Flowserve Corp.	102	4,741
Fluor Corp.	96	5,337
Fortive Corp.	98	5,663
Fortune Brands Home & Security, Inc.	78	4,521
FreightCar America, Inc.	77	1,051
FTI Consulting, Inc. *	215	8,662
GATX Corp.	208	12,098
General Cable Corp.	76	1,270
General Dynamics Corp.	33	6,318
General Electric Co.	162	4,821
Genesee & Wyoming, Inc., Class A *	135	10,012
Gorman-Rupp Co.	44	1,360
Graco, Inc.	125	11,370
Granite Construction, Inc.	217	11,488
H&E Equipment Services, Inc.	73	1,915
Herc Holdings, Inc. *	31	1,612
Herman Miller, Inc.	274	8,176
Hill International, Inc. *	311	1,539
HNI Corp.	177	8,106
Honeywell International, Inc.	44	5,463
Hubbell, Inc.	88	10,444
Huntington Ingalls Industries, Inc.	57	12,386
IDEX Corp.	102	9,447
Illinois Tool Works, Inc.	43	5,650
Ingersoll-Rand PLC	74	5,884
Insteel Industries, Inc.	40	1,444
ITT, Inc.	263	10,760
Jacobs Engineering Group, Inc.	92	5,209
JB Hunt Transport Services, Inc.	62	6,049
Johnson Controls International PLC	179	7,513
Joy Global, Inc.	345	9,726
Kansas City Southern	51	4,556
KBR, Inc.	691	10,397
Kennametal, Inc.	329	12,204
Kirby Corp. *	171	11,851
KLX, Inc. *	258	13,006
Kratos Defense & Security Solutions, Inc. *	166	1,373
L3 Technologies, Inc.	35	5,880

See accompanying notes which are an integral part of this schedule of investments.

Landstar System, Inc.	138	11,961
Lennox International, Inc.	60	9,836
Lincoln Electric Holdings, Inc.	146	12,284
Lockheed Martin Corp.	21	5,653
LSC Communications, Inc.	71	2,030
Manitowoc Co., Inc. *	235	1,430
ManpowerGroup, Inc.	134	13,027
Masco Corp.	140	4,727
MasTec, Inc. *	33	1,280
Moog, Inc., Class A *	17	1,135
MSA Safety, Inc.	168	12,123
MSC Industrial Direct Co., Inc., Class A	129	12,942
NL Industries, Inc. *	230	1,358
Nordson Corp.	96	11,465
Norfolk Southern Corp.	57	6,862
Northrop Grumman Corp.	24	5,952
NOW, Inc. *	442	8,454
Old Dominion Freight Line, Inc.	138	12,637
Orbital ATK, Inc.	126	11,611
Oshkosh Corp.	177	12,046
PACCAR, Inc.	86	5,750
Parker-Hannifin Corp.	41	6,413
Pentair PLC	78	4,546
Pitney Bowes, Inc.	282	3,851
Preformed Line Products Co.	18	836
Quanta Services, Inc. *	191	7,145
R.R. Donnelley & Sons Co.	188	3,156
Radiant Logistics, Inc. *	358	2,005
Raytheon Co.	36	5,483
Regal-Beloit Corp.	150	11,142
Republic Services, Inc.	98	6,099
Robert Half International, Inc.	132	6,361
Rockwell Automation, Inc.	44	6,630
Rockwell Collins, Inc.	60	5,757
Rollins, Inc.	339	12,403
Roper Technologies, Inc.	29	5,963
Ryder System, Inc.	78	5,970
Scorpio Bulkers, Inc. *	228	1,684
Snap-on, Inc.	33	5,642
Southwest Airlines Co.	138	7,987
SPX FLOW, Inc. *	40	1,348
Stanley Black & Decker, Inc.	42	5,295
Stericycle, Inc. *	59	4,862
Sun Hydraulics Corp.	30	1,097
TASER International, Inc. *	48	1,227
Teledyne Technologies, Inc. *	86	11,352
Terex Corp.	383	11,973
Textainer Group Holdings Ltd.	121	1,906
Textron, Inc.	122	5,766
Timken Co./The	281	12,408
Toro Co./The	193	11,613
TransDigm Group, Inc.	19	4,928
Trinity Industries, Inc.	375	10,067
Triton International Ltd.	100	2,462
Triumph Group, Inc.	292	8,119
Tutor Perini Corp. *	43	1,295
Union Pacific Corp.	54	5,793
United Continental Holdings, Inc. *	105	7,785
United Parcel Service, Inc., Class B	48	5,047
United Rentals, Inc. *	75	9,573
United Technologies Corp.	47	5,341

See accompanying notes which are an integral part of this schedule of investments.

Valmont Industries, Inc.	71	11,204
Vectrus, Inc. *	53	1,281
Verisk Analytics, Inc. *	61	5,042
VSE Corp.	29	1,184
W.W. Grainger, Inc.	23	5,723
Wabtec Corp.	126	10,097
Waste Management, Inc.	78	5,714
Watsco, Inc.	66	9,712
Werner Enterprises, Inc.	394	11,037
Woodward, Inc.	155	10,900
Xylem, Inc.	100	4,798

		1,034,557

Information Technology — 10.61%
3D Systems Corp.	497	7,560
Accenture PLC, Class A	42	5,126
ACI Worldwide, Inc. *	426	8,336
Activision Blizzard, Inc.	120	5,417
Acxiom Corp. *	316	9,012
Adobe Systems, Inc. *	48	5,701
Advanced Micro Devices, Inc. *	1,031	14,905
Akamai Technologies, Inc. *	89	5,596
Alliance Data Systems Corp.	25	5,992
Alphabet, Inc., Class A *	6	5,313
Alphabet, Inc., Class C *	7	5,747
Amphenol Corp., Class A	79	5,501
Analog Devices, Inc.	77	6,282
ANSYS, Inc. *	83	8,880
Apple, Inc.	45	6,190
Applied Materials, Inc.	160	5,810
ARRIS International PLC *	296	7,634
Arrow Electronics, Inc. *	120	8,652
Autodesk, Inc. *	76	6,527
Automatic Data Processing, Inc.	55	5,654
Avnet, Inc.	194	8,941
Belden, Inc.	108	7,664
Broadcom Ltd.	27	5,783
Broadridge Financial Solutions, Inc.	119	8,250
Brocade Communications Systems, Inc.	804	9,895
CA, Inc.	145	4,686
Cadence Design Systems, Inc. *	318	9,811
CDK Global, Inc.	138	9,190
Ciena Corp. *	362	9,545
Cisco Systems, Inc.	160	5,486
Citrix Systems, Inc. *	54	4,301
Cognex Corp.	162	12,440
Cognizant Technology Solutions Corp., Class A *	84	4,957
CommVault Systems, Inc. *	150	7,345
Computer Sciences Corp.	169	11,609
comScore, Inc. *	292	7,006
Conduent, Inc. *	99	1,597
Convergys Corp.	271	5,927
CoreLogic, Inc. *	203	7,955
Corning, Inc.	217	6,001
Cree, Inc. *	338	9,174
CSRA, Inc.	187	5,576
CTS Corp.	57	1,242
Cypress Semiconductor Corp.	721	9,569
Dell Technologies, Inc., Class V *	18	1,147
Diebold, Inc.	284	8,566
DST Systems, Inc.	67	8,066
eBay, Inc. *	157	5,315

See accompanying notes which are an integral part of this schedule of investments.

Electronic Arts, Inc. *	60	5,163
F5 Networks, Inc. *	39	5,547
Facebook, Inc., Class A *	39	5,320
FactSet Research Systems, Inc.	22	3,966
Fair Isaac Corp.	63	8,207
Fidelity National Information Services, Inc.	61	5,001
First Solar, Inc. *	128	4,642
Fiserv, Inc. *	46	5,325
FLIR Systems, Inc.	159	5,830
Fortinet, Inc. *	219	8,165
Gartner, Inc. *	87	8,974
Global Payments, Inc.	63	5,049
Harris Corp.	54	5,917
Hewlett Packard Enterprise Co.	219	5,008
HP, Inc.	334	5,798
Integrated Device Technology, Inc. *	393	9,394
Intel Corp.	140	5,071
InterDigital, Inc.	117	9,809
International Business Machines Corp.	32	5,730
Intuit, Inc.	43	5,454
IPG Photonics Corp. *	94	11,073
j2 Global, Inc.	124	10,063
Jabil Circuit, Inc.	388	9,907
Jack Henry & Associates, Inc.	92	8,607
Juniper Networks, Inc.	207	5,787
Keysight Technologies, Inc. *	257	9,672
KLA-Tencor Corp.	72	6,506
Knowles Corp. *	554	10,479
KVH Industries, Inc. *	124	1,241
Lam Research Corp.	51	6,009
Leidos Holdings, Inc.	206	11,004
Limelight Networks, Inc. *	491	1,106
Linear Technology Corp.	84	5,430
LogMeIn, Inc.	9	859
Manhattan Associates, Inc. *	131	6,583
MasterCard, Inc., Class A	50	5,558
MAXIMUS, Inc.	137	8,204
Mentor Graphics Corp.	347	12,856
Microchip Technology, Inc.	79	5,713
Micron Technology, Inc. *	289	6,776
Microsemi Corp. *	197	10,197
Microsoft Corp.	85	5,433
Motorola Solutions, Inc.	64	5,015
National Instruments Corp.	292	9,404
NCR Corp. *	238	11,441
NetApp, Inc.	139	5,814
NetScout Systems, Inc. *	272	10,040
NeuStar, Inc., Class A *	341	11,295
Nielsen Holdings PLC	96	4,278
NVIDIA Corp.	90	9,180
Oracle Corp.	116	4,924
Paychex, Inc.	82	5,037
PayPal Holdings, Inc. *	128	5,396
Plantronics, Inc.	161	8,598
PTC, Inc. *	184	9,937
Qorvo, Inc. *	84	5,577
QUALCOMM, Inc.	77	4,375
RealNetworks, Inc. *	253	1,240
Red Hat, Inc. *	64	5,312
Rubicon Project, Inc./The *	153	1,337
Salesforce.com, Inc. *	61	4,966

See accompanying notes which are an integral part of this schedule of investments.

Science Applications International Corp.	128	11,175
Seagate Technology PLC	154	7,437
Silicon Laboratories, Inc. *	142	9,575
Skyworks Solutions, Inc.	65	6,185
Symantec Corp.	203	5,802
Synaptics, Inc. *	140	7,450
SYNNEX Corp.	76	8,852
Synopsys, Inc. *	137	9,768
TE Connectivity Ltd.	78	5,779
Tech Data Corp. *	99	8,601
Telenav, Inc. *	206	1,676
Teradata Corp. *	151	4,702
Teradyne, Inc.	380	10,816
Texas Instruments, Inc.	69	5,254
Total System Services, Inc.	99	5,367
Trimble Navigation Ltd. *	289	8,968
Tyler Technologies, Inc. *	48	7,216
Ultimate Software Group, Inc./The *	38	7,348
Unisys Corp. *	97	1,349
VeriFone Systems, Inc. *	407	8,423
VeriSign, Inc. *	64	5,294
Versum Materials, Inc. *	41	1,247
ViaSat, Inc. *	106	7,284
Visa, Inc., Class A	60	5,295
Vishay Intertechnology, Inc.	579	9,171
WebMD Health Corp. *	162	8,401
Western Digital Corp.	105	8,073
Western Union Co./The	229	4,507
WEX, Inc. *	82	9,084
Xerox Corp.	502	3,732
Xilinx, Inc.	91	5,374
Yahoo!, Inc. *	113	5,137
Zebra Technologies Corp., Class A *	115	10,429

		967,249

Materials — 10.67%
AdvanSix, Inc. *	2	67
Air Products & Chemicals, Inc.	82	11,477
AK Steel Holding Corp. *	158	1,317
Albemarle Corp.	151	15,363
Alcoa Corp.	134	4,639
Allegheny Technologies, Inc.	1,076	20,674
Ampco-Pittsburgh Corp.	94	1,367
AptarGroup, Inc.	248	18,495
Ashland Global Holdings, Inc.	164	19,750
Avery Dennison Corp.	162	13,049
Ball Corp.	156	11,466
Bemis Co., Inc.	368	18,232
Cabot Corp.	387	22,460
Carpenter Technology Corp.	509	20,658
Century Aluminum Co. *	124	1,753
CF Industries Holdings, Inc.	528	16,605
Cliffs Natural Resources, Inc. *	168	1,796
Commercial Metals Co.	1,254	26,498
Compass Minerals International, Inc.	265	20,091
Domtar Corp.	518	19,721
Dow Chemical Co./The	239	14,866
E.I. du Pont de Nemours & Co.	184	14,446
Eagle Materials, Inc.	224	23,235
Eastman Chemical Co.	189	15,198
Ecolab, Inc.	103	12,793
Ferroglobe PLC	110	1,183

See accompanying notes which are an integral part of this schedule of investments.

FMC Corp.	260	14,974
Freeport-McMoRan, Inc., Class B *	1,031	13,815
Greif, Inc., Class A	468	26,694
Haynes International, Inc.	29	1,128
International Flavors & Fragrances, Inc.	91	11,417
International Paper Co.	278	14,628
Louisiana-Pacific Corp. *	982	23,165
LSB Industries, Inc. *	143	1,558
Lyondellbasell Industries NV, Class A	165	15,077
Martin Marietta Materials, Inc.	65	14,047
Minerals Technologies, Inc.	266	20,550
Monsanto Co.	117	13,334
Mosaic Co./The	432	13,467
NewMarket Corp.	42	18,354
Newmont Mining Corp.	287	9,812
Nucor Corp.	252	15,754
Olin Corp.	898	27,918
Olympic Steel, Inc.	53	1,281
Owens-Illinois, Inc. *	680	13,457
Packaging Corp. of America	253	23,381
PolyOne Corp.	552	18,600
PPG Industries, Inc.	120	12,262
Praxair, Inc.	104	12,337
Reliance Steel & Aluminum Co.	263	22,297
Royal Gold, Inc.	232	15,293
RPM International, Inc.	349	18,610
Ryerson Holding Corp. *	102	1,106
Scotts Miracle-Gro Co./The, Class A	233	21,113
Sealed Air Corp.	265	12,308
Sensient Technologies Corp.	261	20,896
Sherwin-Williams Co./The	44	13,543
Silgan Holdings, Inc.	399	23,807
Sonoco Products Co.	372	19,857
Steel Dynamics, Inc.	759	27,770
United States Steel Corp.	963	37,277
Valspar Corp./The	182	20,272
Vulcan Materials Co.	105	12,633
Worthington Industries, Inc.	447	21,934

		972,925

Real Estate — 6.90%
Alexandria Real Estate Equities, Inc.	79	9,411
American Campus Communities, Inc.	173	8,825
American Tower Corp., Class A	92	10,590
Apartment Investment & Management Co., Class A	235	10,930
AvalonBay Communities, Inc.	60	10,971
Boston Properties, Inc.	76	10,498
Camden Property Trust	105	8,923
Care Capital Properties, Inc.	310	8,152
CBRE Group, Inc. *	348	12,412
CoreCivic, Inc.	564	18,998
Corporate Office Properties Trust	309	10,520
Crown Castle International Corp.	111	10,376
DCT Industrial Trust, Inc.	176	8,400
Digital Realty Trust, Inc.	108	11,626
Douglas Emmett, Inc.	231	9,306
Duke Realty Corp.	314	8,038
Education Realty Trust, Inc.	190	7,997
EPR Properties	111	8,570
Equinix, Inc.	28	10,705
Equity One, Inc.	277	8,757
Equity Residential	167	10,514

See accompanying notes which are an integral part of this schedule of investments.

Essex Property Trust, Inc.	47	11,075
Extra Space Storage, Inc.	130	10,298
Federal Realty Investment Trust	66	9,295
First Industrial Realty Trust, Inc.	300	8,080
FRP Holdings, Inc. *	30	1,135
GEO Group, Inc./The	38	1,810
GGP, Inc.	360	8,947
HCP, Inc.	268	8,774
Healthcare Realty Trust, Inc.	252	8,048
Highwoods Properties, Inc.	167	8,790
Hospitality Properties Trust	291	9,254
Host Hotels & Resorts, Inc.	616	11,089
Iron Mountain, Inc.	277	10,086
Kilroy Realty Corp.	125	9,667
Kimco Realty Corp.	350	8,490
Lamar Advertising Co., Class A	137	10,351
LaSalle Hotel Properties	331	9,558
Liberty Property Trust	215	8,464
Life Storage, Inc.	45	3,970
Macerich Co./The	128	8,607
Mack-Cali Realty Corp.	311	9,059
Medical Properties Trust, Inc.	583	7,821
Mid-America Apartment Communities, Inc.	310	31,866
National Retail Properties, Inc.	172	7,789
Omega Healthcare Investors, Inc.	243	7,930
Potlatch Corp.	223	9,881
Prologis, Inc.	192	9,792
Public Storage	47	10,669
Quality Care Properties, Inc. *	34	645
Rayonier, Inc.	315	9,023
Realty Income Corp.	157	9,640
Regency Centers Corp.	110	7,738
Senior Housing Properties Trust	395	8,101
Simon Property Group, Inc.	51	9,419
SL Green Realty Corp.	93	10,430
Stratus Properties, Inc. *	40	1,184
Tanger Factory Outlet Centers, Inc.	217	7,337
Taubman Centers, Inc.	111	7,718
UDR, Inc.	290	10,600
Uniti Group, Inc. *	286	8,295
Urban Edge Properties	300	8,322
Ventas, Inc.	146	9,519
Vornado Realty Trust	102	11,187
Washington Prime Group, Inc.	706	6,543
Weingarten Realty Investors	213	7,566
Welltower, Inc.	140	9,837
Weyerhaeuser Co.	331	11,174

		629,392

Telecommunication Services — 0.50%
AT&T, Inc.	186	7,769
CenturyLink, Inc.	271	6,575
Frontier Communications Corp.	1,662	4,870
Level 3 Communications, Inc. *	149	8,506
Telephone & Data Systems, Inc.	400	10,815
Verizon Communications, Inc.	144	7,147

		45,682

Utilities — 3.75%
AES Corp.	478	5,511
Alliant Energy Corp.	150	5,914
Ameren Corp.	115	6,276
American Electric Power Co., Inc.	93	6,246

See accompanying notes which are an integral part of this schedule of investments.

American Water Works Co., Inc.	77	6,029
Aqua America, Inc.	268	8,496
Atmos Energy Corp.	113	8,849
Black Hills Corp.	141	9,177
CenterPoint Energy, Inc.	260	7,111
CMS Energy Corp.	137	6,095
Consolidated Edison, Inc.	77	5,938
Dominion Resources, Inc., Class A	78	6,069
DTE Energy Co.	61	6,223
Duke Energy Corp.	73	6,026
Edison International	78	6,205
Entergy Corp.	81	6,219
Eversource Energy	104	6,088
Exelon Corp.	179	6,561
FirstEnergy Corp.	177	5,755
Genie Energy Ltd., Class B	189	1,029
Great Plains Energy, Inc.	304	8,839
Hawaiian Electric Industries, Inc.	287	9,554
IDACORP, Inc.	110	9,111
MDU Resources Group, Inc.	362	9,820
National Fuel Gas Co.	146	8,789
New Jersey Resources Corp.	243	9,556
NextEra Energy, Inc.	47	6,162
NiSource, Inc.	233	5,582
NRG Energy, Inc.	452	7,491
OGE Energy Corp.	274	10,107
ONE Gas, Inc.	141	9,265
ONEOK, Inc.	172	9,280
PG&E Corp.	91	6,080
Pinnacle West Capital Corp.	76	6,212
PNM Resources, Inc.	254	9,222
PPL Corp.	165	6,069
Public Service Enterprise Group, Inc.	133	6,134
SCANA Corp.	80	5,570
Sempra Energy	55	6,027
Southern Co./The	114	5,813
Southwest Gas Corp.	121	10,372
UGI Corp.	186	8,951
Vectren Corp.	179	10,082
WEC Energy Group, Inc.	101	6,059
Westar Energy, Inc.	155	8,370
WGL Holdings, Inc.	135	11,295
Xcel Energy, Inc.	137	5,975

		341,604

Total Common Stocks (Cost $6,196,728)		6,933,769

Exchange-Traded Funds — 17.99%
iShares Russell 2000 ETF	11,900	1,640,296

Total Exchange-Traded Funds (Cost $1,620,395)		1,640,296

See accompanying notes which are an integral part of this schedule of investments.

Delaware Statutory Trust — 0.00%
Materials — 0.00%
Ferroglobe Representation & Warranty Insurance Trust* (a)	1,445	—

Total Delaware Statutory Trust (Cost $-)		—

Rights — 0.01%
Consumer Staples — 0.01%
Safeway, (Casa Ley) * (a)	1,104	1,121
Safeway, Inc. (Property Development Centers) * (a)	1,104	54

Total Rights (Cost $0)		1,175

Cash Equivalents — 6.04%
FOLIOfn Investment Cash Account, 0.01% (b)	3	3
FOLIOfn Investment Sweep Account, 0.01% (b)	550,835	550,835

Total Cash Equivalents (Cost $550,838)		550,838

Total Investments – 100.08% (Cost $8,367,961)		9,126,078

Liabilities in Excess of Other Assets – (0.08)%		(7,004)

NET ASSETS – 100.00%		$9,119,074

(a)	Securities have been deemed illiquid and represent 0.01% of the Fund’s net assets.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 28, 2017, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Tax Cost of Securities	$9,632,267
Unrealized Appreciation	884,645
Unrealized Depreciation	(1,390,834)

Net Unrealized Depreciation	$(506,189)

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

Cloud Capital Strategic All Cap Fund

Notes to the Schedule of Investments

February 28, 2017

(Unaudited)

The Cloud Capital Strategic All Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Fund has chosen specific identification as its tax lot identification method for all securities transactions and recognition of gains (losses). Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date, except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Cloud Capital Strategic All Cap Fund

Notes to the Schedule of Investments—continued

February 28, 2017

(Unaudited)

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s net asset value calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Valuation Inputs
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks*	$6,933,769	$—	$—		$6,933,769
Exchange-Traded Funds	1,640,296	—	—		1,640,296
Cash Equivalents	550,838	—	—		550,838
Rights*	—	—	1,175		1,175
Delaware Statutory Trust*	—	—	—	**	—
Total	$9,124,903	$—	$1,175		$9,126,078

*	Refer to the Schedule of Investments for industry classifications.
**	Management has determined the fair value of this holding to be $0.

Cloud Capital Strategic All Cap Fund

Notes to the Schedule of Investments—continued

February 28, 2017

(Unaudited)

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any derivative instruments during the reporting period. The following is a summary of the Level 3 reconciliation as of February 28, 2017:

Rights
Balance as of May 31, 2016	$1,175
Realized gain/(loss)	—
Change in unrealized appreciation
(depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of February 28, 2017	$1,175

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of February 28, 2017, based on input levels assigned at May 31, 2016.

LS Opportunity Fund

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks—Long—Domestic — 78.94%
Consumer Discretionary — 3.58%
Darden Restaurants, Inc. (a)	3,700	$276,316
Home Depot, Inc./The (a)	2,620	379,664
Hyatt Hotels Corp.—Class A (a) *	3,100	159,154
Lowe’s Cos., Inc. (a)	8,000	594,960

		1,410,094

Consumer Staples — 7.04%
Church & Dwight Co., Inc. (a)	14,800	737,632
Coca-Cola Co./The (a)	8,500	356,660
Colgate-Palmolive Co. (a)	6,100	445,178
Mondelez International, Inc.—Class A (a)	22,300	979,416
Wal-Mart Stores, Inc. (a)	3,600	255,348

		2,774,234

Energy — 1.36%
Hess Corp. (a)	3,600	185,184
Noble Energy, Inc. (a)	9,600	349,536

		534,720

Financials — 44.04%
Aflac, Inc. (a)	6,600	477,510
Beneficial Bancorp, Inc. (a)	21,500	350,450
Berkshire Hathaway, Inc.—Class B (a) *	15,090	2,586,728
Brown & Brown, Inc. (a)	22,000	948,200
Capital Bank Financial Corp.—Class A	2,500	102,000
Central Pacific Financial Corp. (a)	7,500	236,850
Citigroup, Inc. (a)	12,900	771,549
Federated Investors, Inc.—Class B (a)	19,600	532,532
Hanover Insurance Group, Inc. (a)	4,600	414,092
Hartford Financial Services Group, Inc./The (a)	16,300	796,907
Invesco Ltd. (a)	17,500	563,325
KeyCorp (a)	45,600	855,912
Leucadia National Corp. (a)	29,700	790,614
Marsh & McLennan Cos., Inc. (a)	8,500	624,580
MetLife, Inc.	2,000	104,880
OneBeacon Insurance Group Ltd.—Class A (a)	25,100	409,632
Oritani Financial Corp. (a)	17,300	297,560
PJT Partners, Inc.—Class A (a)	9,900	366,399
PNC Financial Services Group, Inc. (a)	14,100	1,793,943
Primerica, Inc. (a)	7,000	565,250
Progressive Corp./The (a)	19,200	752,256
Selective Insurance Group, Inc. (a)	7,000	310,100
T. Rowe Price Group, Inc. (a)	14,900	1,061,029
Torchmark Corp. (a)	8,500	659,005
U.S. Bancorp (a)	17,900	984,500

		17,355,803

Health Care — 5.44%
Abbott Laboratories (a)	9,300	419,244
Invacare Corp. (a)	10,300	124,630
Johnson & Johnson (a)	5,200	635,492
Merck & Co., Inc.	6,100	401,807
Patterson Companies, Inc. (a)	12,400	563,580

		2,144,753

See accompanying notes which are an integral part of these schedules of investments.

Industrials — 5.64%
CIRCOR International, Inc. (a)	6,000	372,660
Eaton Corp. PLC (a)	7,700	554,246
General Dynamics Corp. (a)	3,070	582,717
Kirby Corp. (a) *	3,000	207,600
United Technologies Corp. (a)	4,500	506,475

		2,223,698

Information Technology — 11.25%
Automatic Data Processing, Inc. (a)	6,900	708,078
eBay, Inc. (a) *	6,000	203,400
FLIR Systems, Inc. (a)	16,300	598,373
Microsoft Corp. (a)	16,700	1,068,466
Paychex, Inc. (a)	5,900	362,378
PayPal Holdings, Inc. (a) *	7,500	315,000
Science Applications International Corp. (a)	6,900	600,093
VeriSign, Inc. (a) *	2,500	206,175
Xilinx, Inc. (a)	6,300	370,566

		4,432,529

Real Estate — 0.59%
Cousins Properties, Inc. (a)	22,823	195,137
Four Corners Property Trust, Inc. (a)	1,698	37,662

		232,799

Total Common Stocks—Long—Domestic (Cost $26,494,559)		31,108,630

Common Stocks—Long—International — 14.01%
Consumer Staples — 2.91%
Diageo PLC ADR (a)	3,800	434,378
Nestle SA (a)	9,600	711,768

		1,146,146

Energy — 1.56%
Suncor Energy, Inc. (a)	19,600	614,068

Financials — 6.74%
Arch Capital Group Ltd. (a) *	8,300	784,931
Hiscox Ltd.	18,900	255,418
RenaissanceRe Holdings Ltd. (a)	5,720	844,501
Validus Holdings Ltd. (a)	13,400	772,644

		2,657,494

Health Care — 1.92%
GlaxoSmithKline PLC ADR	9,400	389,912
Roche Holding AG	1,500	366,518

		756,430

Materials — 0.88%
Agnico Eagle Mines Ltd. (a)	8,200	347,762

Total Common Stocks—Long—International (Cost $4,848,909)		5,521,900

See accompanying notes which are an integral part of these schedules of investments.

Options Purchased – Long*— 0.12%
	Contracts
Allstate Corp., Put @ $75, Expiring July 2017	44	5,280
BB&T Corp., Call @ $47, Expiring June 2017	40	10,720
BB&T Corp., Call @ $48, Expiring June 2017	50	10,300
BB&T Corp., Call @ $50, Expiring January 2018	20	5,520
Hain Celestial Group, Inc./The, Call @ $45, Expiring May 2017 (b)	88	2,640
MetLife, Inc., Call @ $52.50, Expiring January 2018	10	4,890
MetLife, Inc., Call @ $55, Expiring January 2018	10	3,800
Mondelez International, Inc., Call @ $45, Expiring March 2017	28	1,428

Total Options Purchased – Long (Cost $77,675)		44,578

Money Market Securities — 6.61%
	Shares
Invesco Short-Term Investments Trust Treasury Portfolio—Institutional Class, 0.41% (c)	2,605,336	2,605,336

Total Money Market Securities (Cost $2,605,336)		2,605,336

Total Investments – 99.68% (Cost $34,026,479)		39,280,444

Other Assets in Excess of Liabilities – 40.40%		127,041

NET ASSETS – 100.00%		$39,407,485

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on February 28, 2017 was $24,800,472.
(b)	All or a portion of this security is held as collateral for written call options.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

LS Opportunity Fund

Schedule of Securities Sold Short

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks—Short—Domestic — (25.65)%
Consumer Discretionary — (0.99)%
Bloomin’ Brands, Inc.	(11,600)	$(198,244)
World Wrestling Entertainment, Inc.—Class A	(9,200)	(193,016)

		(391,260)

Consumer Staples — (7.11)%
Clorox Co./The	(1,400)	(191,534)
Constellation Brands, Inc.—Class A	(2,480)	(393,849)
Kellogg Co.	(4,800)	(355,536)
Molson Coors Brewing Co.—Class B	(6,800)	(682,652)
Procter & Gamble Co./The	(8,000)	(728,560)
Sysco Corp.	(8,500)	(448,120)

		(2,800,251)

Financials — (14.34)%
Affiliated Managers Group, Inc.	(2,460)	(413,108)
Allstate Corp.	(8,500)	(698,360)
American International Group, Inc.	(3,000)	(191,760)
Ameriprise Financial, Inc.	(4,750)	(624,625)
AmTrust Financial Services, Inc.	(12,000)	(276,000)
Community Bank System, Inc.	(6,500)	(386,165)
CVB Financial Corp.	(3,000)	(71,250)
Glacier Bancorp, Inc.	(5,300)	(195,676)
Horace Mann Educators Corp.	(10,700)	(448,330)
Legg Mason, Inc.	(13,100)	(494,132)
Markel Corp. *	(375)	(367,399)
Prudential Financial, Inc.	(3,800)	(420,052)
Travelers Cos., Inc./The	(6,500)	(794,560)
Trustmark Corp.	(8,200)	(270,928)

		(5,652,345)

Industrials — (3.21)%
Lockheed Martin Corp.	(1,560)	(415,865)
PACCAR, Inc.	(2,800)	(187,068)
Rockwell Automation, Inc.	(2,740)	(414,014)
Union Pacific Corp.	(2,300)	(248,262)

		(1,265,209)

Total Common Stocks—Short—Domestic (Proceeds Received $9,180,171)		(10,109,065)

Common Stocks—Short—International — (12.92)%
Financials — (12.92)%
Canadian Imperial Bank of Commerce	(4,600)	(404,800)
Canadian Western Bank	(9,400)	(208,731)
Chubb Ltd.	(5,208)	(719,590)
Comdirect Bank AG	(2,400)	(23,554)
Commonwealth Bank of Australia	(13,500)	(854,441)
Everest Re Group Ltd.	(2,930)	(688,960)
HSBC Holdings PLC ADR	(5,100)	(205,530)
Westpac Banking Corp.	(17,169)	(444,854)
Willis Towers Watson PLC	(5,856)	(752,086)
XL Group Ltd.	(19,500)	(789,555)

Total Common Stocks—Short—International (Proceeds Received $4,460,013)		(5,092,101)

See accompanying notes which are an integral part of these schedules of investments.

Exchange-Traded Funds—Short — (1.51)%
Consumer Staples Select Sector SPDR Fund	(10,800)	(595,080)

Total Exchange-Traded Funds—Short (Proceeds Received $594,809)		(595,080)

Total Securities Sold Short – (40.08)% (Proceeds Received $14,234,993)		$(15,796,246)

*	Non-dividend expense producing security.

ADR —American Depositary Receipt

The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

LS Opportunity Fund

Schedule of Written Options

February 28, 2017 (Unaudited)

Written Options—(0.00)%	Contracts	Fair Value
Hain Celestial Group, Inc./The, Call @ $50, Expiring May 2017	(88)	$(440)

Total Written Options (Premiums Received $14,384)		$(440)

See accompanying notes which are an integral part of these schedules of investments.

At February 28, 2017, the cost and unrealized appreciation (depreciation) of investments, net of proceeds for investment securities sold short, and premiums received for written options for federal tax purposes were as follows:

Unrealized appreciation	$5,316,618
Unrealized depreciation	(1,884,667)

Net unrealized appreciation (depreciation)	$3,431,951

Aggregate cost of securities for income tax purposes	$20,051,807

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

LS Opportunity Fund

Notes to the Schedule of Investments

February 28, 2017

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Fund has chosen specific identification as its tax lot relief method for all securities transactions and recognition of gains (losses). Interest income is recorded on an accrual basis and dividend income and dividend expense are recorded on the ex-dividend date, except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Dividend income from Real Estate Investment Trusts (“REITs”) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1(Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (“ETFs”). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of the loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees (“Board”), or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 28, 2017

(Unaudited)

Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $15,180,940 as of February 28, 2017.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an owned underlying security (a “protective put”) as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing Options – The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 28, 2017

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

Call and put options in which the Fund invests in are generally traded on an exchange and are generally valued at the last trade price as provided by a pricing agent. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid price, in which case, they will be categorized as Level 2 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts, are valued by a pricing agent at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 28, 2017

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$36,630,530	$—	$—	$36,630,530
Options Purchased	44,578	—	—	44,578
Money Market Securities	2,605,336	—	—	2,605,336
Total	$39,280,444	$—	$—	$39,280,444

*	Please refer to the Schedule of Investments for industry classifications.

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks*	$(15,201,166)	$—	$—	$(15,201,166)
Exchange-Traded Funds	(595,080)	—	—	(595,080)
Written Options	(440)	—	—	(440)
Total	$(15,796,686)	$—	$—	$(15,796,686)

*	Please refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of February 28, 2017 based on input levels assigned at May 31, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ Bo J. Howell
Bo J. Howell, President and Principal Executive Officer

Date	4/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Bo J. Howell
Bo J. Howell, President and Principal Executive Officer

Date	4/26/2017

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	4/26/2017